INCOME TAX (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2018 HKD ($) item	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
INCOME TAX
Income tax expenses		¥ 469,717	¥ 156,053	¥ (15,577)
Effective tax rate (as a percent)		65.90%	(25.40%)	0.40%
Statutory income tax rate		25.00%	25.00%	25.00%
Undistributed Earnings		¥ 3,204,134
Hong Kong SAR
INCOME TAX
Effective tax rate (as a percent)		16.50%	16.50%	16.50%
Statutory income tax rate	16.50%	16.50%
Amount of first assessable profits earned will be taxed at half the current tax rate | $	$ 2
Tax rate for first HK$2 million of assessable profits earned	8.25%
Number of entities to be nominated and benefit from the progressive rates | item	1
PRC
INCOME TAX
Statutory income tax rate		25.00%
Unrecognized deferred tax liabilities		¥ 536,511
PRC | Upon Underpayment of Taxes Due to Computation Errors Made
INCOME TAX
Statute of Limitation Term		3 years
PRC | Upon Underpayment more than Specified Limit
INCOME TAX
Statute of Limitation Term		5 years
Threshold Tax Underpaid for Extension of Statute of Limitation Term		¥ 100
PRC | Upon Transfer Pricing Issues
INCOME TAX
Statute of Limitation Term		10 years
Singapore
INCOME TAX
Statutory income tax rate		17.00%
Macau
INCOME TAX
Statutory income tax rate		12.00%
High and new technology enterprise | PRC
INCOME TAX
Statutory income tax rate		15.00%